
                         TRUSTEES

Charles T. Bauer                            John F. Kroeger
Bruce L. Crockett                          Lewis F. Pennock
Owen Daly II                                Ian W. Robinson     AIM Investment
Carl Frischling                              Louis S. Sklar     Securities Funds
Robert H. Graham

                       OFFICERS

Charles T. Bauer                                   Chairman
Robert H. Graham                                  President
John J. Arthur               Sr. Vice President & Treasurer
Gary T. Crum                             Sr. Vice President     Limited Maturity
Carol F. Relihan             Sr. Vice President & Secretary     Treasury Portfolio
Melville B. Cox                              Vice President     -------------------------------------
Karen Dunn Kelley                            Vice President     Institutional                SEMI-
Dana R. Sutton     Sr. Vice President & Assistant Treasurer     Shares
P. Michelle Grace                       Assistant Secretary                                  ANNUAL
David L. Kite                           Assistant Secretary
Nancy L. Martin                         Assistant Secretary                                  REPORT
Ofelia M. Mayo                          Assistant Secretary
Kathleen J. Pflueger                    Assistant Secretary
Samuel D. Sirko                         Assistant Secretary
Stephen I. Winer                        Assistant Secretary
Mary J. Benson                          Assistant Treasurer


                    INVESTMENT ADVISOR
                   A I M Advisors, Inc.
               11 Greenway Plaza, Suite 100
                    Houston, TX 77046
                       800-347-1919

                       DISTRIBUTOR                               JANUARY 31, 1997
                 Fund Management Company
               11 Greenway Plaza, Suite 100
                    Houston, TX 77046
                       800-659-1005

                        CUSTODIAN
                   The Bank of New York
             90 Washington Street, 11th Floor
                    New York, NY 10286

                  LEGAL COUNSEL TO FUND
            Ballard Spahr Andrews & Ingersoll
                    1735 Market Street
               Philadelphia, PA 19103-7599

                LEGAL COUNSEL TO TRUSTEES
            Kramer, Levin, Naftalis, & Frankel
                     919 Third Avenue
                    New York, NY 10022

                      TRANSFER AGENT
         A I M Institutional Fund Services, Inc.
               11 Greenway Plaza, Suite 100                            [LOGO APPEARS HERE]
                    Houston, TX 77046

     This report may be distributed only to current
      shareholders or to persons who have received
             a current Fund prospectus.                         Fund Management Company

[AIM LOGO APPEARS HERE]

LETTER TO OUR SHAREHOLDERS

January 31, 1997




                     Dear Fellow Shareholder:
                     As we begin 1997, the parallels to last year are
                     striking. The economy is growing at a moderate rate,
                     corporate earnings remain healthy, and inflation
                     is modest. Such an environment is ideal for financial
     [PHOTO of       investments.
     Charles T.        Still, many suggest, as we do, that 1997 will be marked
       Bauer,        by continued uncertainty and short-term volatility. And as
    Chairman of      the market's performance continues to exceed historical
   the Board of      averages, some advise that a correction is overdue.
     the Fund,         We believe the best way to achieve your investment goals
  APPEARS HERE]      in uncertain markets is to follow a few basic strategies.
                     First, you should keep a long-term outlook. If you leave your money invested over the long term, you can help avoid the results of the volatility. Second, diversify to help you cushion the effects of a volatile market and enhance your return potential.
  Finally, no matter what your investment goals or time horizon, it makes good sense to review your portfolio regularly.
  In 1997, and in the years ahead, we at AIM plan to meet the challenge of changing financial markets through the consistent application of disciplined investment strategies that have served our shareholders well for more than 20 years. We are pleased that AIM funds, overall, have turned in attractive, and often impressive performance when measured against benchmark indexes and peer group performance.
  We appreciate the trust you have placed in us and we look forward to our continued close association. If you have any questions or comments about this report, we invite you to call Institutional Customer Services at 800-659-1005 during normal business hours.


Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

The Managers' Overview

FUND BENEFITS FROM DISCIPLINED APPROACH

A roundtable discussion with the Fund management team for
Limited Maturity Treasury Portfolio Institutional Shares for the six-month period ended January 31, 1997.
-------------------------------------------------------------------------------

Q. HOW DID LIMITED MATURITY TREASURY PORTFOLIO INSTITUTIONAL SHARES PERFORM DURING THE REPORTING PERIOD?

A. The Fund continued to provide steady monthly income exempt from state income taxes while maintaining a stable share price.
   As of January 31, 1997, the Fund's 30-day yield was 5.53%. The Fund posted a six-month cumulative total return of 3.42%. During the reporting period, net asset value per share remained within a range of $9.95 to $10.06.
   The Fund had an average quality rating of AAAf, the highest such rating assigned by Standard & Poor's Corporation (S&P), a widely known credit-rating agency. S&P's ratings are historical and are based on an analysis of the Fund's credit quality, composition and management.

Q. WHAT WERE THE MAJOR TRENDS IN THE FIXED-INCOME MARKETS DURING THE PERIOD?

A. Volatility dominated the fixed-income markets. The yield on the two-year U.S. Treasury note ranged from a high of 6.40% early in September to a low of 5.58% late in November. At the end of the reporting period, the yield of the two-year Treasury note was 5.92%.

Q. WHAT WAS BEHIND THE VOLATILITY?

A. In August and September, fixed-income investors were concerned that the Federal Reserve Board might raise interest rates to slow economic growth and forestall inflation. That caused bond prices to fall and yields to rise.
   However, the Fed left interest rates unchanged as evidence mounted that the economy was growing at a reasonable rate and inflation was mild. The bond market staged a rally in September that continued into December until inflation concerns resurfaced. Bond prices continued to decline in January until the release of reassuring economic data toward the end of the month sparked another market rally.

Q. IN SUCH AN ENVIRONMENT, DID YOU MANAGE THE FUND DIFFERENTLY?

A. Despite the volatility in fixed-income markets, the Fund adhered to its disciplined strategy of remaining focused on the one- to two-year maturity range of the yield curve.

Stability of Net Asset Value

January 1988-1997

12/87    9.93             7/92     10.21
1/88     9.99             10/92    10.17
4/88     9.92             1/93     10.20
7/88     9.84             4/93     10.24
10/88    9.86             7/93     10.20
1/89     9.74             10/93    10.17
4/89     9.72             1/94     10.15
7/89     9.88             4/94     9.95
10/89    9.83             7/94     9.96
1/90     9.76             10/94    9.89
4/90     9.68             1/95     9.86
7/90     9.82             4/95     9.95
10/90    9.84             7/95     10.03
1/91     9.92             10/95    10.05
4/91     9.95             1/96     10.12
7/91     9.95             4/96     9.98
10/91    10.09            7/96     9.97
1/92     10.15            10/96    10.05
4/92     10.11            1/97     10.03

Source: Towers Data Systems HYPO--Registered Trademark--. The Fund's average annual total returns for the one- and five-year periods ended 12/31/96, and since inception (7/13/87) were 5.01%, 5.23%, and 6.80%, respectively. There is no guarantee the Fund will maintain a constant NAV. Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Past performance cannot guarantee comparable future results.

Q.   HOW IS A LADDERED MATURITY STRUCTURE MAINTAINED?

A. The Fund purchases two-year U.S. Treasury notes and holds them for 13 months. They are then sold, and the proceeds are used to purchase new two-year U.S. Treasury notes. About 8% of the Fund's portfolio is turned over every month. Consequently, the Fund consistently remains invested over the entire stretch of the one- to two-year maturity range of the yield curve. This strategy helps the Fund to maintain share price stability, as shown in the chart on page 2.

Q.   HOW DOES THE FUND'S INVESTMENT APPROACH ENHANCE PRICE STABILITY?

A. Maintaining a short duration (1.4 years as of January 31, 1997) has been responsible for the Fund's stability. Since its inception in 1987, the Fund has generated a positive total return for every fiscal year.

Q.   WHAT IS YOUR MARKET OUTLOOK?

A. The pace of economic growth will be the key to financial market performance in 1997. At the close of 1996, economic growth appeared to have settled at an annual rate of 2.4%. In recent testimony before the House Budget Committee, Fed Chairman Alan Greenspan said, "We believe that the most likely prospect is for continued sustainable growth accompanied by low and stable inflation."
       While the economy is growing at a reasonable rate without measurable inflation, analysts anticipate that an increase in interest rates may be likely over the near term. However, if this positive environment can be sustained, the results should be favorable for all investors. Should economic performance deviate from current expectations, the Fund's disciplined approach to investing should perform well even in more volatile times.


Stability of Net Asset Value

As of 1/31/97

AIM Limited Maturity Treasury Portfolio Institutional Shares has generated a positive total return for every fiscal year since its inception in 1987. One reason is that it uses a strategy of "rolling down the yield curve" to take advantage of potential price appreciation. The most favorable risk/return ratio tends to be in the one- to two-year maturity range of the yield curve. The Fund purchases two-year U.S. Treasury notes and holds them for 13 months. At that point, they are sold and the proceeds are used to purchase new two- year notes. Over time, this strategy has helped to reduce volatility and enhance portfolio exposure to the most attractive part of the yield curve.


3 Months         5.142%
6 Months         5.273
1 Year           5.567  )
2 Year           5.917  )  Area of Investment Focus
3 Years          6.038  )
5 Years          6.254
10 Years         6.503
30 Years         6.794

                                                           Source: Bloomberg.


Government securities, such as U.S. Treasury bills, notes, and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest. Fund shares are not insured and their value and yield will vary with market conditions.

SCHEDULE OF INVESTMENTS

January 31, 1997
(Unaudited)

                                                             PRINCIPAL
                                                              AMOUNT           MARKET
                                               MATURITY       (000S)           VALUE
U.S. TREASURY SECURITIES

U.S. TREASURY NOTES-99.27%
5.125%                                         02/28/98       $34,550       $ 34,353,756
----------------------------------------------------------------------------------------
6.125%                                         03/31/98        33,625         33,790,435
----------------------------------------------------------------------------------------
5.875%                                         04/30/98        33,100         33,162,228
----------------------------------------------------------------------------------------
6.00%                                          05/31/98        34,000         34,108,460
----------------------------------------------------------------------------------------
6.25%                                          06/30/98        34,330         34,557,608
----------------------------------------------------------------------------------------
6.25%                                          07/31/98        33,300         33,520,779
----------------------------------------------------------------------------------------
6.125%                                         08/31/98        33,300         33,453,180
----------------------------------------------------------------------------------------
6.00%                                          09/30/98        33,350         33,432,041
----------------------------------------------------------------------------------------
5.875%                                         10/31/98        34,250         34,246,233
----------------------------------------------------------------------------------------
5.625%                                         11/30/98        34,300         34,148,737
----------------------------------------------------------------------------------------
5.75%                                          12/31/98        33,810         33,732,913
----------------------------------------------------------------------------------------
5.875%                                         01/31/99        33,400         33,376,620
----------------------------------------------------------------------------------------
         Total U.S. Treasury Securities                                      405,882,990
----------------------------------------------------------------------------------------
         TOTAL INVESTMENTS-99.27%                                            405,882,990
----------------------------------------------------------------------------------------
         OTHER ASSETS LESS LIABILITIES-0.73%                                   2,967,455
----------------------------------------------------------------------------------------
         NET ASSETS-100.00%                                                 $408,850,445
========================================================================================

                      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

January 31, 1997
(Unaudited)

ASSETS:

Investments, at market value (cost $404,897,126)              $  405,882,990
----------------------------------------------------------------------------
Cash                                                                     816
----------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                   778,166
----------------------------------------------------------------------------
  Interest                                                         5,052,942
----------------------------------------------------------------------------
Investment in deferred compensation plan                              16,938
----------------------------------------------------------------------------
Other assets                                                         120,325
----------------------------------------------------------------------------
    Total assets                                                 411,852,177
----------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                                           2,029,305
----------------------------------------------------------------------------
  Dividends                                                          715,081
----------------------------------------------------------------------------
  Deferred compensation                                               16,938
----------------------------------------------------------------------------
Accrued advisory fees                                                 71,339
----------------------------------------------------------------------------
Accrued distribution fees                                             50,009
----------------------------------------------------------------------------
Accrued transfer agent fees                                           42,310
----------------------------------------------------------------------------
Accrued operating expenses                                            76,750
----------------------------------------------------------------------------
    Total liabilities                                              3,001,732
----------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                   $  408,850,445
============================================================================

                                            INSTITUTIONAL       AIM
                                               SHARES          SHARES          FUND
NET ASSETS:                                   $44,563,960   $364,286,485   $408,850,445
=======================================================================================
Shares outstanding, $0.01 par value per
  share                                         4,444,371     36,330,348     40,774,719
=======================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                                   $10.03
=======================================================================================
OFFERING PRICE PER SHARE:
  (Net asset value of $10.03 divided by 99.00%)*                                 $10.13
=======================================================================================

* There is no sales charge or 12b-1 fee on sales of Institutional Shares.


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended January 31, 1997
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $12,495,613
-------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     431,679
-------------------------------------------------------------------------
Administrative service fees                                        33,388
-------------------------------------------------------------------------
Custodian fees                                                     22,096
-------------------------------------------------------------------------
Transfer agent fees - Institutional Shares                          2,887
-------------------------------------------------------------------------
Transfer agent fees - AIM Shares                                  180,550
-------------------------------------------------------------------------
Trustees' fees and expenses                                         5,284
-------------------------------------------------------------------------
Distribution fees (See note 2)                                    275,637
-------------------------------------------------------------------------
Other                                                             136,058
-------------------------------------------------------------------------
       Total expenses                                           1,087,579
-------------------------------------------------------------------------
Less: Expenses paid indirectly                                     (3,082)
-------------------------------------------------------------------------
       Net expenses                                             1,084,497
-------------------------------------------------------------------------
Net investment income                                          11,411,116
-------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Realized gain (loss) on sales of investment securities           (573,799)
-------------------------------------------------------------------------
Unrealized appreciation of investment securities                3,267,146
-------------------------------------------------------------------------
       Net gain on investment securities                        2,693,347
-------------------------------------------------------------------------
Net increase in net assets resulting from operations          $14,104,463
=========================================================================

                 See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 1997 and the year ended July 31, 1996 (Unaudited)

                                                         JANUARY 31,        JULY 31,
                                                             1997             1996
OPERATIONS:

  Net investment income                                  $ 11,411,116    $   25,817,371
---------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment
    securities                                               (573,799)        3,022,827
---------------------------------------------------------------------------------------
  Net unrealized (depreciation) appreciation of
    investment securities                                   3,267,146        (6,292,910)
---------------------------------------------------------------------------------------
    Net increase in net assets resulting from
       operations                                          14,104,463        22,547,288
---------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Institutional Shares                                     (1,758,703)       (8,084,170)
---------------------------------------------------------------------------------------
  AIM Shares                                               (9,652,413)      (17,733,201)
---------------------------------------------------------------------------------------

SHARE TRANSACTIONS-NET:

  Institutional Shares                                    (99,588,985)       14,818,211
---------------------------------------------------------------------------------------
  AIM Shares                                                3,230,278        86,957,303
---------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                 (93,665,360)       98,505,431
---------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                     502,515,805       404,010,374
---------------------------------------------------------------------------------------
  End of period                                          $408,850,445    $  502,515,805
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                          $415,441,713    $  511,800,420
---------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of
    investment securities                                  (7,577,132)       (7,003,333)
---------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                985,864        (2,281,282)
---------------------------------------------------------------------------------------
                                                         $408,850,445    $  502,515,805
=======================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 1997
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Investment Securities Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust is organized as a Delaware business trust consisting of one portfolio, the Limited Maturity Treasury Portfolio (the "Fund"). The investment objective of the Fund is to seek liquidity with minimum fluctuation in principal value and, consistent with this investment objective, the highest total return achievable. The Fund currently offers two different classes of shares: the AIM Limited Maturity Treasury Shares (the "AIM Shares") and the Institutional Shares. Matters affecting each class are voted on exclusively by such shareholders.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations--Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by the pricing service are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

B. Securities Transactions and Investment Income--Securities transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of discounts on investments, is earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund not to amortize bond premiums for financial reporting purposes. Interest income is allocated to each class daily, based upon each class' pro-rata share of the total shares of the Fund outstanding. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Dividends and Distributions to Shareholders--It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually.

D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable capital gains, if any) of $6,725,562, which expires, if not previously utilized, through the year 2004.

E. Expenses--Distribution and transfer agency fees directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated between the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM") with respect to the Fund. Under the terms of the master investment advisory agreement, the Fund pays AIM an advisory fee at the annual rate of 0.20% of the first $500 million of the Fund's average daily net assets plus 0.175% of the Fund's average daily net assets in excess of $500 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended January 31, 1997, the Fund reimbursed AIM $33,388 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the AIM Shares. During the six months ended January 31, 1997, AFS was paid $81,963 for such services. During the six months ended January 31, 1997, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") $2,887 pursuant to a transfer agency and shareholder services agreement with respect to the Institutional Shares.
  The Fund received deductions in transfer agency fees payable to AFS of $2,846 from dividends received on balances in cash management bank accounts. In addition, pricing service expenses in the amount of $236 were paid through directed brokerage commissions paid by the Fund. The above arrangements resulted in a reduction in the Fund's total expenses of $3,082 during the six months ended January 31, 1997.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the AIM Shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Shares. The Trust has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the AIM Shares. The Fund pays AIM Distributors compensation at an annual rate of 0.15% of the average net assets attributable to the AIM Shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own AIM Shares of the Fund. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund. During the six months ended January 31, 1997, the Fund paid AIM Distributors $275,637 as compensation under the Plan.
  AIM Distributors received commissions of $70,810 during the six months ended January 31, 1997 from sales of AIM Shares. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, proceeds from sales of AIM shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors, FMC, AFS and AIFS.
  During the six months ended January 31, 1997, the Fund paid legal fees of $3,713 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the six months ended January 31, 1997, the Fund did not borrow under the line of credit agreement.

NOTE 4-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended January 31, 1997 was $265,619,537 and $359,203,560, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis as, of January 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities         $  1,199,348
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (285,205)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $    914,143
===============================================================================
Cost of investments for tax purposes is $404,968,847.

NOTE 5-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-SHARE INFORMATION

Changes in shares outstanding during the six months ended January 31, 1997 and the year ended July 31, 1996 were as follows:

                                    JANUARY 31, 1997                JULY 31, 1996
                               ---------------------------   ---------------------------
                                 SHARES         AMOUNT         SHARES         AMOUNT
                               -----------   -------------   -----------   -------------
Sold:
  AIM shares                    10,702,190   $ 107,026,942    25,131,827   $ 252,267,687
----------------------------------------------------------------------------------------
  Institutional shares           1,272,979      12,735,864     5,925,940      59,531,203
----------------------------------------------------------------------------------------
Issued as a reinvestment of
  dividends:
  AIM shares                       770,734       7,936,295     1,451,553      14,553,507
----------------------------------------------------------------------------------------
  Institutional shares              14,359         143,470       113,885       1,142,722
----------------------------------------------------------------------------------------
Reacquired:
  AIM shares                   (11,152,926)   (111,732,959)  (17,942,356)   (179,863,891)
----------------------------------------------------------------------------------------
  Institutional shares         (11,231,886)   (112,468,319)   (4,566,815)    (45,855,714)
----------------------------------------------------------------------------------------
                                (9,624,550)  $ (96,358,707)   10,114,034   $ 101,775,514
========================================================================================

NOTE 7-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Institutional Shares outstanding during the six months ended January 31, 1997, each of the years in the two-year period ended July 31, 1996, the eleven months ended July 31, 1994, and each of the years in the six-year period ended August 31, 1993.

                                                                JULY 31,                             AUGUST 31,
                                       JANUARY 31,   ------------------------------   -----------------------------------------
                                          1997         1996       1995       1994       1993       1992       1991       1990
                                       -----------   --------   --------   --------   --------   --------   --------   --------
Net asset value, beginning of period     $  9.97     $  10.03   $   9.96   $  10.24   $  10.21   $ 10.01    $  9.79    $  9.78
-------------------------------------    -------     --------   --------   --------   --------   -------    -------    -------
Income from investment operations:
 Net investment income                      0.27         0.58       0.57       0.37       0.44      0.60       0.73       0.79
-------------------------------------    -------     --------   --------   --------   --------   -------    -------    -------
 Net gains (losses) on securities
   (both realized and unrealized)           0.06        (0.06)      0.07      (0.20)      0.05      0.29       0.22       0.01
-------------------------------------    -------     --------   --------   --------   --------   -------    -------    -------
   Total from investment operations         0.33         0.52       0.64       0.17       0.49      0.89       0.95       0.80
-------------------------------------    -------     --------   --------   --------   --------   -------    -------    -------
Less distributions:
 Dividends from net investment income      (0.27)       (0.58)     (0.57)     (0.37)     (0.44)    (0.60)     (0.73)     (0.79)
-------------------------------------    -------     --------   --------   --------   --------   -------    -------    -------
 Distributions from net realized
   capital gains                              --           --         --      (0.08)     (0.02)    (0.09)        --         --
-------------------------------------    -------     --------   --------   --------   --------   -------    -------    -------
   Total distributions                     (0.27)       (0.58)     (0.57)     (0.45)     (0.46)    (0.69)     (0.73)     (0.79)
-------------------------------------    -------     --------   --------   --------   --------   -------    -------    -------
Net asset value, end of period           $ 10.03     $   9.97   $  10.03   $   9.96   $  10.24   $ 10.21    $ 10.01    $  9.79
=====================================    =======     ========   ========   ========   ========   =======    =======    =======
Total return(a)                            3.42%        5.27%      6.61%      1.72%      4.88%     9.14%     10.08%      8.52%
=====================================    =======     ========   ========   ========   ========   =======    =======    =======
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                                $44,564     $143,468   $129,530   $134,971   $130,690   $89,352    $25,528    $10,378
=====================================    =======     ========   ========   ========   ========   =======    =======    =======
Ratio of expenses to average net
 assets                                    0.30%(b)(c)    0.27%    0.28%      0.25%(c)    0.24%    0.28%      0.41%(d)   0.31%(e)
=====================================    =======     ========   ========   ========   ========   =======    =======    =======
Ratio of net investment income to
 average net assets                        5.50%(b)(c)    5.72%    5.70%      3.98%(c)    4.30%    5.76%      7.36%(d)   8.12%(e)
=====================================    =======     ========   ========   ========   ========   =======    =======    =======
Portfolio turnover rate                      61%         117%       120%       120%       123%      120%       215%       192%
=====================================    =======     ========   ========   ========   ========   =======    =======    =======
Borrowings for the period:
 Amount of debt outstanding at
   end of period (000s omitted)               --           --         --         --         --        --         --         --
=====================================    =======     ========   ========   ========   ========   =======    =======    =======
 Average amount of debt outstanding
   during the period (000s
   omitted)(g)                                --           --         --         --         --        --         --    $   834
-------------------------------------    -------     --------   --------   --------   --------   -------    -------    -------
 Average number of shares outstanding
   during the period (000s
   omitted)(g)                             6,354       13,982     12,540     16,864      9,785     6,097      1,477      1,208
-------------------------------------    -------     --------   --------   --------   --------   -------    -------    -------
 Average amount of debt per share
   during the period                          --           --         --         --         --        --         --    $  0.69
-------------------------------------    -------     --------   --------   --------   --------   -------    -------    -------

                                           AUGUST 31,
                                       -------------------
                                         1989       1988
                                       --------   --------
Net asset value, beginning of period   $  9.80    $  9.92
-------------------------------------  -------    -------
Income from investment operations:
 Net investment income                    0.85       0.73
-------------------------------------  -------    -------
 Net gains (losses) on securities
   (both realized and unrealized)        (0.02)     (0.12)
-------------------------------------  -------    -------
   Total from investment operations       0.83       0.61
-------------------------------------  -------    -------
Less distributions:
 Dividends from net investment income    (0.85)     (0.83)
-------------------------------------  -------    -------
 Distributions from net realized
   capital gains                            --         --
-------------------------------------  -------    -------
   Total distributions                   (0.85)     (0.73)
-------------------------------------  -------    -------
Net asset value, end of period         $  9.78    $  9.80
-------------------------------------  -------    -------
Total return(a)                          8.87%      6.34%
-------------------------------------  -------    -------
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                              $16,065    $35,310
-------------------------------------  -------    -------
Ratio of expenses to average net
 assets                                  0.31%(f)   0.31%(f)
-------------------------------------  -------    -------
Ratio of net investment income to
 average net assets                      8.69%(f)   7.46%(f)
-------------------------------------  -------    -------
Portfolio turnover rate                   220%       141%
-------------------------------------  -------    -------
Borrowings for the period:
 Amount of debt outstanding at
   end of period (000s omitted)        $ 2,257    $10,892
-------------------------------------  -------    -------
 Average amount of debt outstanding
   during the period (000s
   omitted)(g)                           3,562      3,754
-------------------------------------  -------    -------
 Average number of shares outstanding
   during the period (000s
   omitted)(g)                           1,817      2,118
-------------------------------------  -------    -------
 Average amount of debt per share
   during the period                   $  1.96    $  1.69
-------------------------------------  -------    -------

(a) For periods less than one year, the total return is not annualized.
(b) Ratios are based on average net assets of $63,639,659.
(c) Annualized.
(d) After expense reimbursements.
(e) After waiver of advisory fees and expense reimbursements.
(f)  After waiver of advisory fees.
(g) Averages computed on a daily basis.

NOTE 8-SUBSEQUENT EVENT

On February 28, 1997, A I M Management Group Inc. ("AIM Management") merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor.

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